Other (Income)/Deductions - Net - Footnotes - Interest (Income) Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Income and Expenses [Abstract]
Interest costs capitalized	$ 61	$ 32	$ 41